Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	26,659,516	13,724,100	8,141,664
Anti-dilution adjustments			719,968
Granted	24,156,236	19,567,514	5,335,010
Vested	(7,732,794)	(5,700,520)
Forfeited	(2,071,596)	(931,578)	(472,542)
Number of options outstanding ending balance	41,011,362	26,659,516	13,724,100
Expected to vest as at December 31	37,672,420	24,377,060	10,318,030
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	54,575	187,948	430,418
Forfeited	(6,497)	(9,037)	(4,718)
Vested and transferred	(45,763)	(124,336)	(237,752)
Number of options outstanding ending balance	2,315	54,575	187,948
Expected to vest as at December 31	2,199	48,977	166,321